Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Tax Credits	$ 216,396	$ 134,740	$ 94,918
Minimum Presumed Income Tax - Tax Credit Loss carryfoward	27,086	142
Less: Allowance for Impairment of Minimum Presumed Income Tax - Tax Credit	(8,551)	(142)
Total	$ 234,931	$ 134,740	$ 94,918